Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Oil and Gas Property Disclosure

5.Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for $90,318 (CAD$125,000). At December 31, 2020, the Company has no determined reserve in the well. Management expects the well to close in 2021.

During the year ended December 31, 2020, the Company recorded depletion of $18,639 (CAD$25,000) (2019 - $18,841 (CAD$25,000)).

	2020 $	2019 $

Opening balance	23,291	40,500
Depletion	(18,639)	(18,841)
Foreign exchange	(529)	1,632
	4,123	23,291